                           MFS(R) Managed Sectors Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Global Asset Allocation Fund
                            MFS(R) New Discovery Fund
                     MFS(R) Research Growth and Income Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Research International Fund
                          MFS(R) Strategic Growth Fund
                           MFS(R) Emerging Growth Fund
                          MFS(R) Large Cap Growth Fund
                         MFS(R) Intermediate Income Fund
                             MFS(R) High Income Fund
                        MFS(R) Municipal High Income Fund
                      MFS(R) High Yield Opportunities Fund
                            MFS(R) Money Market Fund
                       MFS(R) Government Money Market Fund
                           MFS(R) Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                            MFS(R) Total Return Fund
                              MFS(R) Research Fund
                         MFS(R) Global Total Return Fund
                              MFS(R) Utilities Fund
                            MFS(R) Global Equity Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Capital Opportunities Fund
                          MFS(R) Strategic Income Fund
                            MFS(R) Global Growth Fund
                                MFS(R) Bond Fund
                          MFS(R) Limited Maturity Fund
                     MFS(R) Municipal Limited Maturity Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) International Growth Fund
                   MFS(R) International Growth and Income Fund
               MFS/Foreign & Colonial Emerging Markets Equity Fund
                       MFS(R) Alabama Municipal Bond Fund
                       MFS(R) Arkansas Municipal Bond Fund
                      MFS(R) California Municipal Bond Fund
                       MFS(R) Florida Municipal Bond Fund
                       MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Maryland Municipal Bond Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Mississippi Municipal Bond Fund
                       MFS(R) New York Municipal Bond Fund
                    MFS(R) North Carolina Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                    MFS(R) South Carolina Municipal Bond Fund
                      MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Virginia Municipal Bond Fund
                    MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Municipal Income Fund
                        MFS(R) Growth Opportunities Fund
                        MFS(R) Government Securities Fund
                    Massachusetts Investors Growth Stock Fund
                     MFS(R) Government Limited Maturity Fund
                          Massachusetts Investors Trust
                        MFS(R) Union Standard Equity Fund


                      SUPPLEMENT TO THE CURRENT PROSPECTUS

Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.


               The date of this Supplement is September 15, 1998.

                           MFS(R) Managed Sectors Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R)Global Asset Allocation Fund
                             MFS(R)Core Growth Fund
                        MFS(R)Convertible Securities Fund
                              MFS(R)Blue Chip Fund
                        MFS(R)Science and Technology Fund
                            MFS(R)New Discovery Fund
                      MFS(R)Research Growth and Income Fund
                            MFS(R)Equity Income Fund
                        MFS(R)Research International Fund
                           MFS(R)Strategic Growth Fund
                           MFS(R)Large Cap Growth Fund
                           MFS(R)Emerging Growth Fund
                         MFS(R)Intermediate Income Fund
                           MFS(R) Charter Income Fund
                             MFS(R) High Income Fund
                       MFS(R)High Yield Opportunities Fund
                       MFS(R)Government Money Market Fund
                            MFS(R) Money Market Fund
                           MFS(R) Mid Cap Growth Fund
                              MFS(R) Research Fund
                            MFS(R) Total Return Fund
                     MFS(R)International Opportunities Fund
                    MFS(R)International Strategic Growth Fund
                         MFS(R) International Value Fund
                              MFS(R) Utilities Fund
                         MFS(R)Global Total Return Fund
                            MFS(R)Global Equity Fund
                          MFS(R)Global Governments Fund
                        MFS(R)Capital Opportunities Fund
                          MFS(R) Strategic Income Fund
                            MFS(R) Global Growth Fund
                                MFS(R) Bond Fund
                          MFS(R) Limited Maturity Fund
                  MFS(R)Intermediate Investment Grade Bond Fund
                            MFS(R)Research Bond Fund
                            MFS(R)Mid Cap Value Fund
                           MFS(R) Large Cap Value Fund
                          MFS(R) High Quality Bond Fund
                         MFS(R)Government Mortgage Fund
                         MFS(R)International Growth Fund
                   MFS(R)International Growth and Income Fund
                     MFS(R)/F&C Emerging Markets Equity Fund
                           MFS(R) Strategic Value Fund
                           MFS(R) Small Cap Value Fund
                        MFS(R)Emerging Markets Debt Fund
                                MFS(R)Income Fund
                           MFS(R) European Equity Fund
                             MFS(R) High Yield Fund
                         MFS(R)Concentrated Growth Fund
                        MFS(R)Union Standard Equity Fund
                          Massachusetts Investors Trust
                    Massachusetts Investors Growth Stock Fund
                         MFS(R)Growth Opportunities Fund
                        MFS(R)Government Securities Fund
                     MFS(R)Government Limited Maturity Fund


                      Supplement to the Current Prospectus



In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                 The date of this Supplement is August 1, 1999.

                           MFS(R) Managed Sectors Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Global Asset Allocation Fund
                             MFS(R) Core Growth Fund
                       MFS(R) Convertible Securities Fund
                              MFS(R) Blue Chip Fund
                       MFS(R) Science and Technology Fund
                            MFS(R) New Discovery Fund
                     MFS(R) Research Growth and Income Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Research International Fund
                          MFS(R) Strategic Growth Fund
                           MFS(R) Emerging Growth Fund
                          MFS(R) Large Cap Growth Fund
                         MFS(R) Intermediate Income Fund
                           MFS(R) Charter Income Fund
                             MFS(R) High Income Fund
                        MFS(R) Municipal High Income Fund
                      MFS(R) High Yield Opportunities Fund
                            MFS(R) Money Market Fund
                       MFS(R) Government Money Market Fund
                           MFS(R) Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                            MFS(R) Total Return Fund
                              MFS(R) Research Fund
                     MFS(R) International Opportunities Fund
                   MFS(R) International Strategic Growth Fund
                         MFS(R) International Value Fund
                         MFS(R) Global Total Return Fund
                              MFS(R) Utilities Fund
                            MFS(R) Global Equity Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Capital Opportunities Fund
                          MFS(R) Strategic Income Fund
                            MFS(R) Global Growth Fund
                                MFS(R) Bond Fund
                          MFS(R) Limited Maturity Fund
                     MFS(R) Municipal Limited Maturity Fund
                 MFS(R) Intermediate Investment Grade Bond Fund
                            MFS(R) Research Bond Fund
                            MFS(R) Mid Cap Value Fund
                           MFS(R) Large Cap Value Fund
                          MFS(R) High Quality Bond Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) International Growth Fund
                   MFS(R) International Growth and Income Fund
               MFS/Foreign & Colonial Emerging Markets Equity Fund
                           MFS(R) Strategic Value Fund
                           MFS(R) Small Cap Value Fund
                        MFS(R) Emerging Markets Debt Fund
                               MFS(R) Income Fund
                           MFS(R) European Equity Fund
                             MFS(R) High Yield Fund
                         MFS(R) Concentrated Growth Fund
                        MFS(R) Union Standard Equity Fund
                       MFS(R) Alabama Municipal Bond Fund
                       MFS(R) Arkansas Municipal Bond Fund
                      MFS(R) California Municipal Bond Fund
                       MFS(R) Florida Municipal Bond Fund
                       MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Maryland Municipal Bond Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Mississippi Municipal Bond Fund
                       MFS(R) New York Municipal Bond Fund
                    MFS(R) North Carolina Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                    MFS(R) South Carolina Municipal Bond Fund
                      MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Virginia Municipal Bond Fund
                    MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Municipal Income Fund
                    MFS(R)New York High Income Tax Free Fund
                  MFS(R)Massachusetts High Income Tax Free Fund
                        MFS(R) Growth Opportunities Fund
                        MFS(R) Government Securities Fund
                    Massachusetts Investors Growth Stock Fund
                     MFS(R) Government Limited Maturity Fund
                          Massachusetts Investors Trust


                      Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                 The date of this Supplement is August 1, 1999.

                         MFS(R)INTERMEDIATE INCOME FUND

                      Supplement to the Current Prospectus

The Board of Trustees of the MFS Intermediate Income Fund (the "Intermediate Income Fund"), has approved the reorganization of the Intermediate Income Fund into the MFS Limited Maturity Fund (the "Limited Maturity Fund"). The proposed transaction is still subject to approval by Intermediate Income Fund shareholders at a shareholders' meeting expected to be held in May. No assurance can be given that the reorganization will occur.

Under the proposed transaction, the Intermediate Income Fund's assets and stated liabilities would be transferred to the Limited Maturity Fund in return for shares of the Limited Maturity Fund with equal total net asset value on the transfer date. These Limited Maturity Fund shares would be distributed pro rata to shareholders of the Intermediate Income Fund in exchange for their Intermediate Income Fund shares. Current Intermediate Income Fund shareholders would thus become shareholders of the Limited Maturity Fund and receive shares of the Limited Maturity Fund with a total net asset value equal to that of their shares of the Intermediate Income Fund at the time of the reorganization. The proposed transaction is expected to be free of federal income taxes to the Intermediate Income Fund and its shareholders, as well as to the Limited Maturity Fund.

The investment objective of the Limited Maturity Fund is to provide as high a level of current income as is believed to be consistent with prudent investment risk. Protection of shareholders' capital is its secondary objective. The Limited Maturity Fund primarily invests (with a minimum of 65% of assets) in corporate bonds of U.S. and foreign issuers, mortgage-backed and asset-backed securities and U.S. government securities, which are debt securities issued or guaranteed by the U.S. government, by certain of its agencies, or by various instrumentalities established or sponsored by the U.S. government. The principal differences between the Intermediate Income Fund and the Limited Maturity Fund are that, unlike Intermediate Income Fund, the Limited Maturity Fund is a diversified fund and does not invest in lower rated bonds or non-dollar denominated foreign securities.

A full description of the Limited Maturity Fund and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement to be mailed to shareholders of Intermediate Income Fund in April.

In light of the proposed transaction, sales of Intermediate Income Fund shares are expected to be suspended on or about May 12, 2000.


                The Date of this Supplement is February 17, 2000.

                            MFS Managed Sectors Fund
                        MFS Global Asset Allocation Fund
                             MFS New Discovery Fund
                       MFS Research Growth and Income Fund
                             MFS Equity Income Fund
                         MFS Research International Fund
                            MFS Strategic Growth Fund
                            MFS Emerging Growth Fund
                            MFS Large Cap Growth Fund
                          MFS Intermediate Income Fund
                              MFS High Income Fund
                             MFS Municipal Bond Fund
                             MFS Mid Cap Growth Fund
                              MFS Total Return Fund
                                MFS Research Fund
                          MFS Global Total Return Fund
                               MFS Utilities Fund
                             MFS Global Equity Fund
                           MFS Global Governments Fund
                         MFS Capital Opportunities Fund
                            MFS Strategic Income Fund
                             MFS Global Growth Fund
                                  MFS Bond Fund
                            MFS Limited Maturity Fund
                       MFS Municipal Limited Maturity Fund
                              MFS Core Growth Fund
                        MFS High Yield Opportunities Fund
                          MFS Government Mortgage Fund
                          MFS International Growth Fund
                    MFS International Growth and Income Fund
                        MFS Emerging Markets Equity Fund
                         MFS Alabama Municipal Bond Fund
                        MFS Arkansas Municipal Bond Fund
                       MFS California Municipal Bond Fund
                         MFS Florida Municipal Bond Fund
                         MFS Georgia Municipal Bond Fund
                        MFS Maryland Municipal Bond Fund
                      MFS Massachusetts Municipal Bond Fund
                       MFS Mississippi Municipal Bond Fund
                        MFS New York Municipal Bond Fund
                     MFS North Carolina Municipal Bond Fund
                      MFS Pennsylvania Municipal Bond Fund
                     MFS South Carolina Municipal Bond Fund
                        MFS Tennessee Municipal Bond Fund
                        MFS Virginia Municipal Bond Fund
                      MFS West Virginia Municipal Bond Fund
                            MFS Municipal Income Fund
                          MFS Growth Opportunities Fund
                         MFS Government Securities Fund
                    Massachusetts Investors Growth Stock Fund
                      MFS Government Limited Maturity Fund
                          Massachusetts Investors Trust
                         MFS Union Standard Equity Fund
                         MFS Municipal High Income Fund


          Supplement to the Current Statement of Additional Information


During the period from March 1, 2000 through April 28, 2000 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by A. G. Edwards & Sons, Inc. to investors purchasing such Funds through MFS Individual Retirement Accounts (excluding SEP-IRAs, SAR SEPs and SIMPLE IRAs) ("Eligible IRAs") during the Sales Period. In addition, MFD will pay A. G. Edwards & Sons, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Funds sold by A. G. Edwards & Sons, Inc. to investors purchasing such Funds through Eligible IRAs during the Sales Period.

Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.


                The date of this Supplement is February 18, 2000.